CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Revenues
Wholesale sales	$ 17,758	$ 17,758
Cost of wholesale goods sold	(17,323)	(17,323)
Net wholesale sales	435	435
Tenant rental	28,765	57,530
Consulting fees, net	33,600	53,600
Net revenues	62,800	111,565
Operating expenses:
General and administrative	43,055	97,531	53,265
Payroll and related expenses	131,443	236,578	108,588
Professional fees	118,538	201,054	391,132
Office expense	21,455	29,144	8,269
Loss on expired option to acquire real estate			150,000
Depreciation	3,116	6,232
Total operating expenses	317,607	570,539	(711,254)
Operating loss from operations	(254,807)	(458,974)
Net loss from continuing operations
Discontinued operations
Income from discontinued operations (including $0 gain on disposal)			1,957
Other income (expense)
Gain (loss) on derivative liability, net	223,876	(423,764)
Amortization of debt discount	113,040	(417,881)	(794)
Interest Expense	(78,836)	(128,110)	(871)
Total other (expense) income	32,000	(969,755)	(1,665)
Net loss	$ (222,807)	$ (1,428,729)	$ (710,962)
Net loss per share - basic and diluted	$ (0.02)	$ (0.11)	$ (0.05)
Weighted average number of common shares Outstanding - basic and fully diluted	13,439,159	13,548,968	14,026,127
Net loss per share - basic and diluted from continuing operations			$ (0.05)
Net loss per share - basic and diluted from discontinued operations			$ 0.00